Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 9,120,390	$ 504,749	$ 117,153
Prepaid expenses	163,142	4,866	12,579
Accounts receivable	5,954
Contracts receivable			211,455
Total current assets	9,289,486	509,615	341,187
Property and equipment, net	14,080	18,564	24,782
Other assets	6,480	6,480	6,480
Operating lease right-of-use asset	71,970	116,982	171,598
Total assets	9,382,016	651,641	544,047
Current Liabilities:
Accounts payable and accrued expenses	107,153	828,313	516,966
Accrued interest payable	18,904	552	392
Accrued interest payable - related parties	85,233	46,947
Dividends Payable		331,059	227,997
Notes payable - related parties	685,473	685,473	565,473
Notes payable		91,021
Paycheck Protection Program note payable, current portion		73,007	62,500
Derivative liability		94,025	673,171
Operating lease liability current portion	73,707	66,934	58,468
Total current liabilities	970,470	2,217,331	2,104,967
Operating lease liability non-current	6,671	62,442	129,376
Total liabilities	977,141	2,279,773	2,234,343
Stockholders’ Deficit:
Preferred stock value
Common stock value	136	93	93
Additional paid in capital	16,548,719	4,150,867	2,833,507
Common stock to be issued		16,340	16,340
Accumulated deficit	(8,143,980)	(5,795,432)	(4,540,236)
Total stockholders’ deficit	8,404,875	(1,628,132)	(1,690,296)
Total liabilities and stockholders’ deficit	9,382,016	651,641	544,047
Series A Convertible Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock value